Principal Accounting Policies - Value Added Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Principal Accounting Policies
Number of subsidiaries | subsidiary	2
Value Added Tax Receivable Percentage		3.00%
VAT refund received | $	$ 8,919	$ 303	$ 0